Note 5 - Exploration and Evaluation Assets (Details Textual)														3 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended																	13 Months Ended	24 Months Ended	29 Months Ended	36 Months Ended	43 Months Ended	48 Months Ended	62 Months Ended
	Jun. 09, 2023 CAD ($)	Oct. 01, 2022 CAD ($)	Jun. 23, 2022 CAD ($)	Oct. 01, 2021 CAD ($)	Aug. 01, 2021 CAD ($)	Jul. 30, 2021 CAD ($)	Oct. 01, 2020 CAD ($)	Jul. 15, 2020 CAD ($)	Jul. 15, 2019 CAD ($)	Jul. 15, 2018 CAD ($)	Mar. 31, 2018 CAD ($)	Jul. 15, 2017 CAD ($)	Nov. 15, 2014 CAD ($)	Jun. 01, 2016 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Nov. 14, 2014 CAD ($)	Sep. 30, 2023 USD ($)	Jun. 10, 2027 CAD ($)	Jun. 09, 2027 CAD ($)	Jun. 09, 2026 CAD ($)	Jul. 30, 2025 CAD ($)	Jun. 09, 2025 CAD ($)	Jul. 30, 2024 CAD ($)	Jun. 09, 2024 CAD ($)	Jul. 30, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Jul. 30, 2022 CAD ($)	Jul. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2018 CAD ($)	Jun. 01, 2017 CAD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2015 CAD ($)	Feb. 28, 2016 CAD ($)	Jul. 30, 2023 CAD ($)	Jun. 01, 2017 CAD ($)	Jul. 30, 2024 CAD ($)	Oct. 17, 2016 CAD ($)	Jul. 30, 2025 CAD ($)	Jun. 09, 2027 CAD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Oct. 18, 2018	Oct. 17, 2018	Oct. 17, 2017	Feb. 26, 2016 CAD ($)	Oct. 17, 2015	Jan. 15, 2015	Oct. 17, 2014	Mar. 31, 2014
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets															$ 246,828	$ 176,495											$ 294,962
Increase (decrease) for purchase of evaluation and exploration assets															225,126												152,454
Accrued royalty payments outstanding															$ 328,228												313,001
Zoro I [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate															100.00%
Cash transferred															$ 150,000
Number of instruments or interests issued or issuable															140,000																			20,000									140,000
Equity interests of acquirer															$ 635,000																			$ 135,000
Zoro North [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate															100.00%
Cash transferred															$ 250,000
Number of instruments or interests issued or issuable															52,656																												52,656
Equity interests of acquirer															$ 250,000
Net Smelter Royalty Return Percentage															2.00%																												2.00%
Expense arising from exploration for and evaluation of mineral resources															$ 1,000,000
Option agreement, percentage of NSR to be acquired															50.00%																												50.00%
Option agreement, net smelter royalty percentage															1.00%																												1.00%
Option agreement, cash payment															$ 1,000,000
Manitoba Lithium [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate															100.00%
Cash transferred															$ 250,000
Number of instruments or interests issued or issuable															54,494																												54,494
Equity interests of acquirer															$ 250,000
Net Smelter Royalty Return Percentage															2.00%																												2.00%
Option agreement, percentage of NSR to be acquired															50.00%																												50.00%
Option agreement, net smelter royalty percentage															1.00%																												1.00%
Option agreement, cash payment															$ 1,000,000
Grass River Property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets															0												3,000				$ 40,500
Increase (decrease) for purchase of evaluation and exploration assets															0												$ 0
Peg North Property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																											100.00%	100.00%
Number of instruments or interests issued or issuable	13,072		10,526
Net Smelter Royalty Return Percentage																											2.00%																	2.00%
Expense arising from exploration for and evaluation of mineral resources															465,264
Option agreement, net smelter royalty percentage																											1.00%																	1.00%
Option agreement, cash payment																											$ 1,500,000
Purchase of exploration and evaluation assets	$ 100,000		$ 100,000												100,000												100,000
Increase (decrease) for purchase of evaluation and exploration assets	$ 100,000		$ 100,000												$ 100,000												$ 100,000
Peg North Property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Expense arising from exploration for and evaluation of mineral resources																																										$ 3,000,000
Purchase of exploration and evaluation assets																				$ 150,000	$ 150,000		$ 150,000		$ 100,000																	750,000
Increase (decrease) for purchase of evaluation and exploration assets																			$ 150,000		$ 150,000		$ 150,000		$ 100,000																	$ 750,000
Winston Property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																											100.00%	100.00%				100.00%			50.00%
Cash transferred		$ 380,000																																									$ 319,405
Number of instruments or interests issued or issuable											50,000																					50,000								10,000					50,000	10,000	10,000	2,000	10,000	6,000	10,000	30,000
Equity interests of acquirer											$ 275,000																					$ 275,000																$ 3,000
Net Smelter Royalty Return Percentage															2.00%																												2.00%
Expense arising from exploration for and evaluation of mineral resources																																								$ 300,000
Purchase of exploration and evaluation assets		$ 19,000		$ 19,000			$ 19,000	$ 12,000	$ 12,000	$ 12,000	6,000	$ 12,000	$ 13,750	$ 40,000	$ 54,637		$ 81,250	$ 180,595									$ 133,962					35,000	$ 40,000	$ 25,000		$ 40,000		$ 120,000
Increase (decrease) for purchase of evaluation and exploration assets															0												0
Accrued royalty payments outstanding																																											$ 243,125	$ 231,125
Notes and debentures issued											$ 50,000																					$ 50,000												$ 75,000
Repayments of bonds, notes and debentures																												$ 25,000
Option agreement, ownership interest after exercise																																			80.00%
Non-refundable deposits paid																																			$ 35,000
Option agreement, additional interest to acquire																																			30.00%
Jean Lake Property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate						100.00%
Number of instruments or interests issued or issuable					5,000																					6,128			6,704	6,704							6,128
Net Smelter Royalty Return Percentage						2.00%
Expense arising from exploration for and evaluation of mineral resources																														$ 50,000
Option agreement, net smelter royalty percentage						1.00%
Option agreement, cash payment						$ 1,000,000
Purchase of exploration and evaluation assets					$ 25,000										50,000												50,000		$ 50,000
Increase (decrease) for purchase of evaluation and exploration assets					$ 25,000										39,526												50,000		$ 50,000
Exploration and evaluation assets, period (Year)						4 years
Jean Lake Property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Expense arising from exploration for and evaluation of mineral resources																																					$ 100,000		$ 150,000		$ 200,000
Purchase of exploration and evaluation assets																						$ 75,000		$ 50,000		$ 50,000
Increase (decrease) for purchase of evaluation and exploration assets																						$ 75,000		$ 50,000		$ 50,000
Jean Lake and Zoro Lithium properties [member] | Government grant agreement one [member]
Statement Line Items [Line Items]
Government grant agreement																															300,000
Proceeds from government grants																											100,000				$ 200,000
Jean Lake and Zoro Lithium properties [member] | Government grant agreement two [member]
Statement Line Items [Line Items]
Government grant agreement																											300,000
Proceeds from government grants															$ 100,000												$ 200,000
Lac Simard South property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate															100.00%
Cash transferred															$ 35,000
Number of instruments or interests issued or issuable															10,700																												10,700
Equity interests of acquirer															$ 85,600
Purchase of exploration and evaluation assets															41,553
Increase (decrease) for purchase of evaluation and exploration assets															85,600
Jol Lithium Property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																											100.00%	100.00%
Cash transferred																											$ 8,000
Number of instruments or interests issued or issuable																											364																	364
Net Smelter Royalty Return Percentage																											2.00%																	2.00%
Purchase of exploration and evaluation assets															638												$ 8,000
Increase (decrease) for purchase of evaluation and exploration assets															$ 0												$ 2,454